Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Allowance for doubtful accounts receivable	$ 176,227	$ 200,668	$ 152,736
Allowance for other receivable, current	$ 25,000	$ 5,000	$ 0
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	4,025,092	2,800,752	2,720,170
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables net current		$ 0	$ 138,384